Employee Benefits - Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	$ 226,372	$ 164,299
Current service cost	56,223	58,537
Interest cost	11,645	8,129
Benefits paid	(2,749)	(13,971)
Remeasurement (gain) loss arising from:
- Demographic	3,143	1,017
- Financial assumptions	(29,381)	7,869
- Experience	3,704	89
Settlement	0	57
Effect of movements in exchange rates	(1,156)	346
Defined benefit obligation, end of year	267,801	226,372
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	13,999	20,189
Current service cost	474	382
Interest cost	638	787
Benefits paid	0	(10,139)
Remeasurement (gain) loss arising from:
- Demographic	0	0
- Financial assumptions	141	566
- Experience	839	1,849
Settlement	0	28
Effect of movements in exchange rates	(1,153)	337
Defined benefit obligation, end of year	14,938	13,999
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	212,373	144,110
Current service cost	55,749	58,155
Interest cost	11,007	7,342
Benefits paid	(2,749)	(3,832)
Remeasurement (gain) loss arising from:
- Demographic	3,143	1,017
- Financial assumptions	(29,522)	7,303
- Experience	2,865	(1,760)
Settlement	0	29
Effect of movements in exchange rates	(3)	9
Defined benefit obligation, end of year	$ 252,863	$ 212,373